Variable Interest Entities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Carrying Amount	$ 3,621	$ 2,127
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	3,621	2,127
Equity Method Investments [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Carrying Amount	7,191	7,126
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	$ 7,191	$ 7,126